Memorandum items (Tables)	12 Months Ended
Dec. 31, 2025
Off-Balance Sheet Exposures [Abstract]
Schedule of contingent commitments	The detail is as follows:

	2025	2024	2023
Loans commitment granted	321,234	302,861	279,589
Of which impaired	345	511	406
Financial guarantees granted	17,449	16,901	15,435
Of which impaired	332	217	578
Financial guarantees	17,437	16,887	15,400
Credit derivatives sold	12	14	35
Other commitments granted	148,118	134,493	113,273
Of which impaired	668	793	542
Technical guarantees	62,161	61,551	57,363
Other	85,957	72,942	55,910

Schedule of off-balance sheet funds managed by the entity and joint ventures
The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

EUR million
	2025	2024	2023
Investment funds	197,346	178,840	165,174
Pension funds	16,112	15,646	14,831
Assets under management	43,974	35,999	29,732
	257,432	230,485	209,737